TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
TRADE AND OTHER RECEIVABLES [Abstract]
Trade receivables		$ 6	$ 0
Unbilled revenues	[1]	719	0
GST receivable		109	39
Accrued interest		0	24
Prepayments		0	10
Other receivables		0	5
Trade and other receivables		$ 834	$ 78

[1]	Unbilled revenues relate to coal sales which were shipped prior to year-end, but which were only invoiced after year-end.